Jhaveri Value Fund
                                 (440) 356-1565



November 20, 1998


Dear Fellow Shareholders:

We have enclosed the semi-annual report for the period ended September 30, 1998.

During the last month, JVF's NAV has rallied 29.4% from its low to $11.23 as of November 20, 1998. The Total Net Assets have risen to $13.1 million. During this recent rally we have raised over $2 million in cash by selling securities with limited upside potential.

Throughout 1998 JVF had accumulated almost $2.5 million in realized capital gains despite the NAV not reflecting these gains. During October, we took some strides to restructure our portfolio. We moved out of some weak positions and purchased stocks in stronger positions. This accomplished two objectives: 1. We reduced our tax liability by over $2 million. 2. It placed JVF in a stronger position for growth in the future.

An optimist sees a glass as half full and a pessimist sees it as half empty. Similarly, the bulls and the bears have contrasting views of the market.

The Global Market:

The  Bulls  look  at Europe, US, Canada, and Australia and see economic  growth,
declining  interest  rates,  rising  employment,  steady  currency  value,   and
increased international trade through globalization of technology.

The Bears look at the recessions, credit tightening, and declining currency values in Asian countries, Russia, and Latin American countries. In addition they focus on the moratorium on interest payments and default on government bonds in many of these countries, the rising US trade deficit, uncertainty of the new European single currency, and rising international speculation by hedge funds.

The Domestic Market:

The Bulls see more household investing in the stock market through pension plans, 401Ks, and personal accounts. For the last four years, $10 - $20 billion of new money flowed into equity mutual funds every month. Corporations continue to buy back their own stock or merge with other companies further reducing the overall supply of stock. The domestic economy continues to be strong due to the Federal Reserve's accommodating money supply policy, declining interest rates, declining inflation, a balanced budget, and the balance of power in Congress and the Executive Branch. With all these positive factors, the Bulls see the market rising for the foreseeable future.

On the other hand, the Bears see analysts continually revising corporate earnings downward. They see high stock price levels and high valuations based on price/book, price/sales, and price/earnings ratios. Corporations continue to announce layoffs and capital spending cuts. With consumer confidence declining and consumer spending soon to follow, the Bears see a recession around the corner.

Until this tug of war between the Bulls and the Bears is resolved, we believe that the Dow Jones Industrials will be in a trading range between 8,200 and 9,400. The market will break out of this trading range when some external event occurs such as another hedge fund bankruptcy, a change in monetary policy, another foreign currency crisis, a disruption in the supply of oil, etc. With the market in this trading range, our operating strategy has been slightly modified to achieve the objectives of long term capital appreciation and preservation of capital.

Portfolio Management and Operating Strategy:

When the Dow Jones Industrial declined 2,000 points from 9,400 to 7,400, the NASDAQ, Russell 2,000, and individual US stocks declined much more as detailed in this table:

          % of All US Stocks      % Down from Peak

             90.1%                greater than 20%
             79.1%                greater than 30%
             61.2%                greater than 40%
             45.3%                greater than 50%

We analyzed our investment strategy to determine if we could have reduced the 35% drop in JVF's portfolio. The following is the result of this analysis:

1. Enhanced the criteria for stock selection and eliminated micro and smaller capitalization stocks (under $500 million) from investment.

2. Incorporate three additional valuation measurements in the stock model.

3. Tighten stock monitoring system for more frequent evaluation.

During the first three years of operation, JVF achieved 19.24% average annual return on investment. We are hopeful that with these strategic operational changes and our stock investment model, we will return to and maintain this level of performance.

Sincerely,



Ramesh C. Jhaveri                                       Saumil R. Jhaveri
Chief Executive Officer                                 President

                             Schedule of Investments
                             Jhaveri Value Fund, Inc
                               September 30, 1998


COMMON STOCK - 99.55%                         165,867

    Units   Description                         Value

Aerospace/Aircraft/Defense - 0.62%
    2,100  Boeing Co.                          72,056
                                            ---------

Auto Parts-Retail/Wholesale - 0.64%
    1,100  Discount Auto Parts *               26,469
    3,500  Pep Boys-Manny, Moe & Jack          47,687
                                            ---------
                                               74,156

Auto/Truck Replace/Orig Parts - 1.26%
    2,000  Cummins Engine Co.                  59,500
    7,500  Exide Corp                          86,250
                                            ---------
                                              145,750

Automobile-Manufacturing - 0.21%
      400  Honda Motor LTD                     24,276
                                            ---------

Banks-Money Center - 0.45%
    8,000  Bank Tokyo - Mitsubishi             52,500
                                            ---------

Broadcasting-Radio/TV/Cable - 1.22%
   12,500  Cabletron Systems Inc. *           140,625

Building Products-Retail/Whole - 0.16%
    1,400  Building Materials *                18,375

Building-Heavy Construction - 1.62%
   15,500  Empresas ICA Socie ADR              91,062
    1,300  Fluor Corp.                         53,381
   16,600  Grupo Tribasa ADR *                 42,537
                                            ---------
                                              186,980

Chemicals-Diversified - 0.66%
    7,700  Shanghai Petrochem                  76,037
                                            ---------

Chemicals-Specialty - 0.18%
    4,000  Borden Chemical & Plastics LP       13,500
      700  Freeport McMoran Sulphur Inc *       7,219
                                               20,719

Commercial Services - 1.43%
    3,600  Computer Learning Ctrs *            28,575
      400  Corrections Corp Amer *              5,425
    2,800  Diebold Inc                         61,600
   11,300  FPA Medical Mgmt *                   1,130
    5,400  Medpartners Inc *                   17,212
    9,800  Physicians Resource Group *         18,375
    4,200  Sensormatic Electronics Corp. *     24,675
    1,000  Ultrak Inc *                         8,875
                                            ---------
                                              165,867

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Computer Graphics - 3.17%
    2,300  Diamond Multimedia Systems *        10,781
    3,300  Mentor Graphics *                   22,894
    5,000  S3 Inc *                            14,375
   18,000  Scitex Corp. LTD. Ord Israel *     222,750
    8,700  Silicon Graphics Inc. *             81,562
    2,000  STB Systems Inc *                   14,000
                                            ---------
                                              366,362

Computer Integrated Systems - 1.06%
    3,000  Oracle Corp. *                      87,375
    7,000  System Software Assoc. Inc. *       35,437
                                              122,812

Computer Optical Recognition - 0.03%
    1,500  Robotic Vision *                     4,031
                                            ---------

Computer Services - 0.14%
      500  Electronic Data Systems             16,594
                                            ---------

Computer Software - 3.41%
      500  Checkpoint Software *                9,937
    1,300  Computer Associates Intl Inc        48,100
    1,600  Electronics For Imaging *           33,800
    6,300  Informix Corp. *                    31,500
      800  Integrated Systems Inc *             6,650
    2,080  Learning Inc *                      41,210
    4,500  Novell Inc. *                       55,125
    2,300  Parametric Technology *             23,144
    1,700  Remedy Corp *                       15,300
    5,000  Viasoft Inc *                       37,500
    6,000  Wall Data Inc. *                    91,500
                                            ---------
                                              393,766

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Computer-Local Network - 1.23%
    3,500  3Com Corp. *                       105,219
    3,200  Madge Networks N.V. *                9,200
    7,000  Shiva Corp *                        28,000
                                            ---------
                                              142,419

Computer-Mini/Micro - 1.81%
    1,600  Compaq Computer Corp.               50,600
    1,800  Data General Corp *                 19,462
    1,300  Hewlett-Packard Co.                 68,819
    1,500  Micron Electronics *                26,250
      700  Stratus Computer *                  23,581
      400  Sun Microsystems *                  20,276
                                            ---------
                                              208,988

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Computer-Peripheral Eqpmt - 7.58%
    8,300  Adaptec Inc. *                      78,850
   10,000  Alliance Semiconductor *            25,625
   17,600  Applied Magnetics Corp. *           74,800
    3,100  C-Cube Microsys *                   54,250
    5,900  Encad Inc *                         37,613
      500  HMT Tech Corp *                      3,905
    5,700  Imation Corp *                     105,450
    6,000  Iomega Corp *                       22,500
    9,000  Komag Inc. *                        27,562
   14,500  Read Rite Corp. *                  113,281
    6,800  Seagate Technology Inc. *          170,425
    3,200  Security Dynamics *                 38,200
   11,500  Western Digital Corp. *            123,625
                                            ---------
                                              876,086

Consumer Products-Glass/Metal - 0.23%
    4,550  Samsonite Corp *                    27,016
                                            ---------

Container-Metal/Glass - 0.28%
    1,200  Crown Cork & Seal Co                32,100
                                            ---------

Containers-Paper/Plastic - 0.14%
      500  Sealed Air Corp. *                  15,937
                                            ---------

Cosmetics & Personal Care - 0.17%
      500  Gillette Co.                        19,125
                                            ---------

Diversified Operation - 2.96%
      500  Allied Signal                       17,687
    3,000  Corning Inc. Glass Works            88,312
   19,400  Ikon Office Solutions              139,437
      700  Minnesota Mining & Manuf. Co.       51,583
    7,500  Sybase Inc. *                       45,234
                                            ---------
                                              342,253

Electronic Components - 0.45%
    1,100  Jabil Circuit *                     38,225
      500  SCI Systems *                       13,469
                                            ---------
                                               51,694

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Electronic Connectors - 1.14%
    3,700  Amp Inc.                           132,275
                                            ---------

Electronic Equipment - 0.17%
      300  Honeywell Inc.                      19,219
                                            ---------

Electronic Parts-Distributor - 0.07%
      800  Kent Electronics *                   8,000
                                            ---------

Electronic Products/Misc - 1.56%
    3,400  Hitachi LTD                        147,475
    3,200  Input/Output *                      25,400
      500  Tektronix                            7,750
                                            ---------
                                              180,625

Electronic-Semiconductors - 9.57%
    5,900  Advanced Micro Devices Inc. *      109,519
    2,500  Anadigics Inc *                     16,563
    1,500  Applied Materials Inc. *            37,875
    7,700  Atmel Corp. *                       69,781
    2,900  Cirrus Logic Inc. *                 17,400
   11,000  Cypress Semiconductor *             96,250
    4,500  Electroglas Inc *                   39,094
    9,000  ESS Tech Inc *                      30,375
    3,000  Integrated Device Tech Inc *        15,938
    1,000  Integrated Process Equip *           7,500
    5,200  Integrated Silicon Solution *       20,800
    1,700  Intel Corp.                        145,775
    8,100  International Rectifier *           42,019
    1,600  KLA-Tencor Corp. *                  39,800
    1,700  Kulicke & Soffa Industries *        23,163
    3,400  Lam Research Corp. *                34,000
    2,100  LSI Logic Group *                   26,513
    6,800  MEMC Electronics *                  20,400
    2,700  Motorola Inc.                      115,763
    5,300  National Semiconductor Corp. *      51,344
    5,500  Network Peripherals Inc *           16,500
    6,700  Oak Technology *                    13,400
    6,000  OPTI Inc *                          29,250
    1,300  Teradyne Inc. *                     23,725
      400  Texas Instruments Inc.              21,200
    6,200  Tseng Labs Inc. *                   15,500
    3,600  VLSI Technology Inc. *              27,450
                                            ---------
                                            1,106,897

Fertilizers - 1.02%
    1,100  IMC Global Inc                      21,313
   11,000  Phosphate Resources Partners        96,938
                                              118,251

Finance-Consumer Loans - 0.22%
    4,700  Arcadia Financial LTD. *            25,850
                                            ---------

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Finance-Mortgage & Rel Svcs - 0.57%
    4,500  Aames Financial Corp                27,281
    1,000  Assoc Estates Realty                18,250
   11,200  Cityscape Financial *                  875
    2,400  United Companies Finl *             19,200
                                            ---------
                                               65,606

Financial Services Misc - 1.11%
    5,383  Advanta Corp Cl A                   69,306
   13,200  Medaphis Corp. *                    59,400
                                            ---------
                                              128,706

Food-Misc Preparation - 3.51%
    2,702  Archer Daniels-Midland Co.          45,250
   26,100  Chiquita Brands Intl Inc.          275,681
    1,200  Conagra Inc                         32,325
    1,600  Kellogg Co.                         52,700
                                            ---------
                                              405,956
Funeral Services & Related - 0.45%
    3,500  Loewen Group                        51,625
                                            ---------

Hotels & Motels - 0.25%
    1,700  Hilton Hotels Corp.                 28,900
                                            ---------

Household Appliances - 2.10%
   16,100  Singer Co.                          73,456
      700  Sony Corp *                         48,083
   17,700  Sunbeam Oster Co                   121,688
                                            ---------
                                              243,227

Housewares - 0.29%
    2,900  Tupperware Corp                     34,075
                                            ---------

Insurance-Life/Property/Casual - 1.78%
    1,100  Aetna Life & Casualty Co.           76,450
    4,216  Conseco Inc.                       128,848
                                              205,298

Lasers-Systimes/Componenets - 0.48%
    3,600  Cymer, Inc *                        32,850
    1,581  LCA-Vision Inc Com *                 2,372
    5,500  Summit Technology Inc. *            20,453
                                            ---------
                                               55,675

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Leisure Products - 1.19%
    3,000  Brunswick Corp.                     39,000
    5,900  Callaway Golf                       62,319
    3,800  Oakley Inc *                        36,575
                                            ---------
                                              137,894

Leisure Services - 0.55%
      800  Circus Circus Enterprises *          7,600
      500  Disney (Walt) Co.                   12,688
    2,300  Hollywood Entertainment *           31,338
      700  Mirage Resorts, Inc. *              11,725
                                            ---------
                                               63,351

Machinery-Constrct/Mining/Farm - 0.15%
      400  Caterpillar Inc.                    17,800
                                            ---------

Machinery-General & Industrial - 0.18%
    2,500  Presstek Inc *                      20,781
                                            ---------

Medical Instruments/Products - 0.53%
    1,400  St Jude Medical Inc *               32,375
    8,500  Vivus Inc *                         29,484
                                            ---------
                                               61,859

Medical-Biomed/Genetics - 0.60%
      500  Centocor Inc *                      19,813
      500  Chiron Corp. *                       9,938
    7,000  Liposome Inc. *                     39,813
                                            ---------
                                               69,564

Medical-Drugs - 0.95%
    5,500  Carter Wallace Inc.                 86,281
    1,600  Dura Pharmaceutical *               17,500
      700  Perrigo Co *                         6,388
                                            ---------
                                              110,169

Medical-Generic Drugs - 0.87%
   11,500  Ivax Corporation *                 100,625
                                            ---------

Medical-Health Maint Org - 2.62%
    2,600  Columbia/HCA Healthcare Corp.       52,163
    8,462  Olsten Corp. *                      48,128
   14,100  Oxford Health Plans *              146,288
    2,300  PHP Healthcare Corp *                3,450
    1,500  United Healthcare Corp.             52,500
                                            ---------
                                              302,529

Medical-Outpatient/Home Care - 0.57%
   12,554  Coram Healthcare *                  20,400
    5,000  Medical Resources Inc *             12,813
    6,600  Phycor Inc *                        33,000
                                            ---------
                                               66,213

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Metal Ores-Gold/Non Ferrous - 6.89%
    2,400  Alcan Aluminium LTD                 56,250
      700  Aluminum Co Of America              49,700
    4,000  ASA Limited                         82,500
    1,300  Asarco Inc                          24,862
    1,500  Barrick Gold Corp                   30,000
    5,500  Cyprus Amax Minerals Co.            72,875
    7,100  Homestake Mining Co.                86,088
   16,000  Inco LTD                           164,000
    3,600  Newmont Mining Corp.                87,300
    6,000  Pegasus Gold Inc. *                      0
      800  Phelps Dodge *                      41,750
    6,200  Placer Dome Inc. *                  85,637
      300  Reynolds Metals Co.                 15,412
                                            ---------
                                              796,374

Office Equipment & Supplies - 0.42%
    7,700  Danka Business Systems              48,606

Oil & Gas-Drilling - 0.37%
    1,000  Ensco Intl                          10,875
    1,500  Patterson Energy *                   9,937
    1,400  Santa Fe Intl                       21,525
                                            ---------
                                               42,337

Oil & Gas-Field Services - 1.26%
    2,200  Baker Hughes Inc                    46,200
    1,000  Halliburton Co.                     28,563
    1,200  Schlumberger LTD.                   61,050
      500  Tidewater *                         10,375
                                            ---------
                                              146,188


Oil & Gas-International Integ - 0.80%
      300  Chevron Corp.                       25,219
      300  Mobil Corp.                         22,781
      400  Royal Dutch                         19,050
      400  Texaco Inc.                         25,025
                                            ---------
                                               92,075

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Oil & Gas-Us Explore & Prod - 0.10%
   10,100  Chesapeake Energy                   11,994
                                            ---------

Oil & Gas-Us Integrated - 0.79%
      300  Atlantic Richfield Co.              21,281
    2,000  Penzoil Company                     70,125
                                            ---------
                                               91,406

Oil Refining & Marketing - 1.90%
   15,100  Quaker State Corp                  219,894
                                            ---------

Paper & Paper Products - 0.28%
      400  International Paper                 18,650
    1,000  Longview Fibre Co                   13,438
                                            ---------
                                               32,088

Pollution Control-Eqpmt/Svcs - 0.29%
    4,000  Philip Svcs Corp                     3,250
    1,600  Republic Industries *               23,300
      400  United States Filter *               6,450
                                            ---------
                                               33,000

Publishing-Books/News/Periodic - 0.20%
    1,200  Readers Digest Assoc Inc Cl A       22,950

Retail-Apparel/Shoe - 1.11%
    1,600  Designs Inc. *                       1,100
    2,000  Gucci Group NV                      72,250
    7,300  Gymboree Corp *                     54,750
                                            ---------
                                              128,100

Retail-Department Stores - 4.87%
   46,000  K Mart Corporation *               552,000
      500  Saks Holdings Inc *                 11,219
                                            ---------
                                              563,219

Retail-Discount & Variety - 0.93%
    2,600  Toys-R-Us Inc. *                    42,088
    7,600  Venator Group, Inc. *               66,025
                                            ---------
                                              108,113

Retail-Diversified/Misc - 0.62%
    4,700  Petsmart Inc *                      32,606
    5,100  Sports Authority Inc *              38,888
                                            ---------
                                               71,494

Retail-Food & Restaurant - 0.81%
    9,200  Boston Chicken *                     6,900
    5,900  Fleming Companies Inc               71,906
    3,700  Planet Hollywood *                  14,800
                                            ---------
                                               93,606

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Retail-Home Furnishings - 0.35%
    7,600  Bombay Co Inc. *                    40,375
                                            ---------

Retail-Mail Order & Direct - 0.35%
    3,500  Cendant Corp *                      40,688
                                            ---------

Retail/Wholesale Computers - 0.80%
    1,500  CHS Electronics *                   26,906
    3,800  Compusa Inc *                       65,788
                                            ---------
                                               92,694

Retail/Wholesale-Jewelry - 0.03%
    2,500  Service Merchandise Co Inc. *        3,750

Retail/Wholesale-Office Supplies - 1.01%
    9,000  Corp Express *                     107,438
    1,000  Office Max *                         9,813
                                            ---------
                                              117,251

Rubber-Tires - 0.19%
    1,200  Cooper Tire & Rubber Co.            21,600
                                            ---------

Shoes & Related Apparel - 2.01%
    1,000  Donna Karan Intl *                   7,310
   12,200  Fila Holdings                      103,700
    2,000  Nike Inc. Cl B                      73,625
    3,500  Reebok Int'L LTD. *                 47,469
                                            ---------
                                              232,104

Steel-Producers - 2.84%
   13,800  Bethlehem Steel Corp. *            113,850
   10,100  Birmingham Steel                    80,169
    4,400  LTV Corp. New                       26,950
      900  Nucor Corp. *                       36,563
    5,500  WHX Corp. *                         70,813
                                            ---------
                                              328,345

Telecommunication Equipment - 3.04%
      700  Alcatel                             11,900
    1,000  Andrew Corp. *                      13,250
    1,600  Antec Corp. *                       24,600
      700  California Microwave Inc. *          5,775
    2,200  Digital Microwave *                  6,738
    6,500  Glenayre Tech *                     47,125
    3,000  Newbridge Networks Corp. *          53,813
      960  Northern Telecom LTD.               30,960
   12,000  Picturetel Corp *                   77,250
    3,000  Scientific-Atlanta Inc              63,375
    4,196  Vtel Corporation *                  17,309
                                            ---------
                                              352,095

    The accompanying notes are an integral part of these financial statements

    Units   Description                         Value

Telecommunications Services - 1.40%
    2,560  Hongkong Telecom                    48,960
      700  Mastec Inc *                        11,287
   14,500  Pt Telkominkasi *                   42,594
    3,500  Telefonos De Venezuela              59,500
                                            ---------
                                              162,341

Textile-Apparel/Mill Products - 0.08%
    4,700  Starter Corp. *                      8,813
                                            ---------

Transport-Air Freight - 0.12%
      300  FDX Corp *                          13,443
                                            ---------

Transportation-Airline - 0.14%
      300  AMR Corp *                          16,631
                                            ---------

Transportation-Rail - 0.59%
    1,600  Union Pacific Corp.                 68,200
                                            ---------

Transportation-Truck - 0.64%
    9,900  American Freightways *              74,250
                                            ---------

    The accompanying notes are an integral part of these financial statements

Non Income Producing
    Units   Description                         Value

Utility-Electric Power - 0.29%
    1,300  Edison Intl                         33,394
                                            ---------

Utility-Telephone - 0.41%
    1,000  Telefonica De Argent                29,437
      400  Telefonos De Mexico Ads             17,600
                                            ---------
                                               47,037

Total Common Stocks
     (Cost $16,043,847)                   $11,511,949
                                         ============

SHORT TERM INVESTMENTS - 0.24%

   27,749   Star Treasury Fund                 27,749
                                          -----------

Total Short Term Investments
     (Cost $27,749)                            27,749
                                          ===========

Other assets less liabilities - 0.21%          24,600
                                          -----------

Total Net Assets - 100.00%                $11,564,298
                                          ===========

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

                                                   For six          For the year      For the year     For the period
                                                 months ending         ended              ended        5/1/95* through
                                                    9-30-98            3/31/98           3/31/97           3/31/96

Net asset value - beginning of period               $14.07             $12.64             $12.38           $12.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)                          (.11)              (.09)              (.11)             .00
Net gain on investments both
     realized and unrealized                         (4.15)              3.97               1.27              .79
                                                     ------              ----               ----              ---

Total from investment operations                     (4.26)              3.88               1.16              .79

LESS DISTRIBUTIONS

Dividends from net investment income                  0.00               0.00               0.00             (.04)
Dividends from capital gains                          0.00              (2.45)              (.90)            (.37)
                                                      ----              ------              -----            -----

Net asset value - end of period                      $9.81             $14.07             $12.64           $12.38
                                                     =====             ======             ======           ======

Total Return                                        (20.05)%            33.74%              9.23%            7.45%**

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000's)                11,564             16,174             11,104            9,124
Ratio of expenses to average net assets               1.25%              2.50%              2.50%            2.50%**
Ratio of net investment income (loss)
     to average net assets                            (.81)%             (.70)%             (.87)%           (.02)%**
Portfolio turnover rate                              25.45%             58.92%             54.48%           45.23%
Average commission rate paid                        0.0396             0.0425             0.0363


*Commencement of Operations
**Annualized

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1998



ASSETS

Investments in securities at value (cost $16,071,596)                11,539,698
Receivable for securities sold                                           42,709
Receivable for dividends and interest                                     5,820
                                                                    ------------
    Total assets                                                     11,588,227

LIABILITIES

Payable for investment securities purchased                                   0
Payable for Fund shares redeemed                                              0
Accrued operating expenses & other                                       23,929
                                                                    ------------
    Total Liabilities                                                    23,929

NET ASSETS

Net assets (equivalent to $9.81 per share based on
    1,149,516 shares of capital stock outstanding)                   11,564,298
                                                                    ============

Composition of Net Assets:

Paid in capital                                                      14,436,517
Undistributed Net Investment Income (Loss)                             (117,303)
Accumulated net realized gain on investments                          1,776,982
Net unrealized appreciation/(depreciation) on investments            (4,531,898)
                                                                   -------------
NET ASSETS, September 30, 1998                                       11,564,298
                                                                    ============

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                             STATEMENT OF OPERATIONS
                              For six months ending
                               September 30, 1998



INVESTMENT INCOME

Interest                                                                 12,649
Dividends                                                                50,848
                                                                      ----------
Total Investment Income                                                  63,497
                                                                      ----------

EXPENSES

Operating Expenses (Note 3)                                             180,800
                                                                      ----------

Net investment income/(loss)                                           (117,303)

Net realized gain on securities transactions                          1,328,192

Net change in unrealized appreciation/(depreciation)
     on investments                                                  (6,196,198)

Net gain on investments                                              (4,868,006)

Net increase in net assets resulting from operations                 (4,985,409)
                                                                   =============

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the six         For the year
                                                                       months ending            ended
                                                                          9/30/98              3/31/98

INCREASE IN NET ASSETS FROM OPERATIONS:

Net investments income (loss)                                             $(117,303)            $(95,947)

Net realized gain on securities transactions                              1,328,192            2,288,317

Net change in unrealized appreciation/(depreciation)
     of investments                                                      (6,196,298)           1,809,583
                                                                       -------------         -----------

Net increase in net assets resulting from operations                     (4,985,409)           4,001,953
                                                                       -------------         -----------

DISTRIBUTION TO SHAREHOLDERS:

From net investment income                                                        0                    0
From net realized gain investments                                                0           (2,234,618)

FUND SHARE TRANSACTIONS:

Net proceeds from shares sold                                               981,077            2,012,817
Dividends reinvested                                                              0            2,234,618
Payment for shares redeemed                                                (605,193)            (855,317)
                                                                       -------------         ------------

Net increase in net assets from fund share transactions                     375,884            3,392,118
                                                                       ------------          -----------

Net increase in net assets                                               (4,609,525)           5,159,453
                                                                       -------------         -----------

NET ASSETS:

Beginning of period                                                      16,173,823           11,014,370
                                                                       ------------          -----------

End of period                                                           $11,564,298          $16,173,823
                                                                      =============       ==============

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1998

Note 1. Organization

The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund"). The Fund's investment objective is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ending September 30, 1998, the Adviser has received a fee of $180,800 from the Fund.

Note 4. Distributions to Shareholders

On December 12, 1997, a distribution of $2.4496 aggregating $2,234,618 was declared from net realized gains from investment transactions (including $1.758 applicable to short-term gains that are taxable to shareholders as ordinary income dividends) during 1997. The dividend was paid December 12, 1997, to shareholders of record on December 11, 1997.

Note 5. Capital Share Transactions

As of September 30, 1998 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Transactions in capital stock were as follows:

                                       For the six months ending
                                         September 30, 1998
                                      Shares              Amount
Shares sold                           76,266             $981,077
Shares issued in
     reinvestment of dividends             0                    0
Shares redeemed                      (46,489)            (605,193)
                                     --------            ---------
Net increase                          29,777             $375,884
                                      ======             ========

Share outstanding/Paid in capital
     Beginning of Period           1,149,516          $14,060,633
     End of Period                 1,179,293          $14,436,517
                                   =========          ===========

Note 6. Investments

For the six months ending September 30, 1998 purchases and sales of investment securities, other than short-term investments, aggregated $5,056,515 and $3,665,258 respectively. The gross unrealized appreciation for all securities totaled $693,687 and the gross unrealized depreciation for all securities totaled $(5,225,585) or a net unrealized depreciation of $(4,531,898). The aggregate cost of securities for federal income tax purposes at September 30, 1998 was $16,071,596.